PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Less: Accumulated depreciation	$ (760,608)	$ (798,193)
Balance at end of the year	1,717,488	2,056,424
Depreciation expense	188,042	228,806	$ 211,213
Property
Property and equipment, net
Property and equipment, gross	1,627,658	1,958,723
Less: Accumulated depreciation	(185,755)
Leasehold improvement
Property and equipment, net
Property and equipment, gross	468,708	477,349
Office equipment
Property and equipment, net
Property and equipment, gross	138,800	147,734
Less: Accumulated depreciation	(5,747)	(480)
Vehicles
Property and equipment, net
Property and equipment, gross	137,779	141,649
Electronic equipment
Property and equipment, net
Property and equipment, gross	105,151	129,162
Less: Accumulated depreciation	$ (17,007)	$ (3,052)	$ (23,637)